10. SEGMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments:

	Three Months Ended June 30,
	2017	2016
Revenues:
Aethlon	$–	$4,635
ESI	–	–
Total Revenues	$392,073	$4,635

Operating Losses:
Aethlon	$(1,141,406)	$(1,092,990)
ESI	(18,843)	(38,662)
Total Operating Loss	$(1,160,249)	$(1,131,652)

Net Losses:
Aethlon	$(1,826,708)	$(2,097,887)
ESI	(18,843)	(38,662)
Net Loss Before Non-Controlling Interests	$(1,845,551)	$(2,136,549)

Cash:
Aethlon	$326,464	$1,291,537
ESI	742	2,722
Total Cash	$327,206	$1,294,259

Total Assets:
Aethlon	$492,324	$1,419,226
ESI	16,827	41,806
Total Assets	$509,151	$1,461,032

Capital Expenditures:
Aethlon	$23,705	$1,545
ESI	–	–
Capital Expenditures	$23,705	$1,545

Depreciation and Amortization:
Aethlon	$9,326	$5,323
ESI	–	4,895
Total Depreciation and Amortization	$9,326	$10,218

Interest Expense:
Aethlon	$(188,604)	$(42,167)
ESI	–	–
Total Interest Expense	$(188,604)	$(42,167)

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments:

	Fiscal Years Ended March 31,
	2017	2016
Revenues:
Aethlon	$392,073	$886,572
ESI	–	–
Total Revenues	$392,073	$886,572

Operating Losses:
Aethlon	$(5,945,293)	$(3,953,402)
ESI	(153,064)	(431,432)
Total Operating Loss	$(6,098,357)	$(4,384,834)

Net Losses:
Aethlon	$(7,153,662)	$(4,527,184)
ESI	(153,064)	(431,432)
Net Loss Before Non-Controlling Interests	$(7,306,726)	$(4,958,616)

Cash:
Aethlon	$1,558,667	$2,114,285
ESI	1,034	9,452
Total Cash	$1,559,701	$2,123,737

Total Assets:
Aethlon	$1,698,249	$2,475,686
ESI	28,119	53,430
Total Assets	$1,726,368	$2,529,116

Capital Expenditures:
Aethlon	$16,433	$9,307
ESI	–	–
Capital Expenditures	$16,433	$9,307

Depreciation and Amortization:
Aethlon	$22,370	$18,943
ESI	10,043	19,581
Total Depreciation and Amortization	$32,413	$38,524

Interest Expense:
Aethlon	$304,330	$573,782
ESI	–	–
Total Interest Expense	$304,330	$573,782